UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

ONE IRON STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, MA 02210	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Elfun Trusts

Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.0% †
Application Software – 2.7%
Intuit Inc.	80,000	$18,192,000
salesforce.com Inc.	380,000	60,431,400	(a	)
		78,623,400

Biotechnology – 7.2%
Alexion Pharmaceuticals Inc.	610,000	84,796,100	(a	)
Biogen Inc.	95,000	33,564,450	(a	)
Gilead Sciences Inc.	490,000	37,832,900
Vertex Pharmaceuticals Inc.	290,000	55,894,600	(a	)
		212,088,050

Cable & Satellite – 5.4%
Charter Communications Inc., Class A	260,000	84,728,800	(a	)
Liberty Global PLC, Class C	2,300,000	64,768,000	(a	)
Sirius XM Holdings Inc.	1,600,000	10,112,000
		159,608,800

Data Processing & Outsourced Services – 5.7%
Visa Inc., Class A	1,120,000	168,100,800
Diversified Banks – 4.6%
JPMorgan Chase & Co.	1,200,000	135,408,000
Electronic Components – 0.9%
Corning Inc.	750,000	26,475,000
Financial Exchanges & Data – 6.2%
CME Group Inc.	660,000	112,338,600
S&P Global Inc.	350,000	68,386,500
		180,725,100

Healthcare Distributors – 0.5%
Henry Schein Inc.	170,000	14,455,100	(a	)
Healthcare Equipment – 2.7%
Boston Scientific Corp.	870,000	33,495,000	(a	)
Medtronic PLC	460,000	45,250,200
		78,745,200

Healthcare Supplies – 2.8%
The Cooper Companies Inc.	295,000	81,759,250
Industrial Machinery – 0.8%
Dover Corp.	275,000	24,345,750
Integrated Oil & Gas – 2.0%
Chevron Corp.	490,000	59,917,200
Interactive Media & Services – 6.4%
Alphabet Inc., Class A	38,000	45,869,040	(a	)
Alphabet Inc., Class C	83,000	99,058,010	(a	)
Facebook Inc., Class A	260,000	42,759,600	(a	)
		187,686,650

Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd. ADR	170,000	28,009,200	(a	)
Amazon.com Inc.	54,000	108,162,000	(a	)
Booking Holdings Inc.	3,000	5,952,000	(a	)
		142,123,200

Investment Banking & Brokerage – 3.4%
The Charles Schwab Corp.	2,060,000	101,249,000
Movies & Entertainment – 3.7%
The Walt Disney Co.	930,000	108,754,200

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

	Number of Shares	Fair Value
Oil & Gas Equipment & Services – 3.0%
Schlumberger Ltd.	1,430,000	$87,115,600
Oil & Gas Exploration & Production – 0.7%
Diamondback Energy Inc.	150,000	20,278,500
Pharmaceuticals – 7.1%
Allergan PLC	480,000	91,430,400
Johnson & Johnson	460,000	63,558,200
Merck & Company Inc.	275,000	19,508,500
Pfizer Inc.	750,000	33,052,500
		207,549,600

Regional Banks – 1.6%
First Republic Bank	500,000	48,000,000
Reinsurance – 0.3%
Alleghany Corp.	15,000	9,787,950
Semiconductor Equipment – 2.2%
Applied Materials Inc.	1,700,000	65,705,000
Semiconductors – 1.6%
Broadcom Inc.	190,000	46,878,700
Soft Drinks – 3.7%
PepsiCo Inc.	960,000	107,328,000
Specialized REITs – 3.1%
American Tower Corp.	620,000	90,086,000
Specialty Chemicals – 0.8%
Albemarle Corp.	250,000	24,945,000
Systems Software – 4.5%
Microsoft Corp.	1,000,000	114,370,000
ServiceNow Inc.	85,000	16,628,550	(a	)
		130,998,550

Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc.	570,000	128,671,800
Trading Companies & Distributors – 3.2%
United Rentals Inc.	580,000	94,888,000	(a	)
Total Common Stock (Cost $1,554,975,292)		2,822,297,400
Short-Term Investments – 4.0%
State Street Institutional Treasury Money Market Fund – Premier Class 1.95%	58,121,727	58,121,727	(b,c	)
State Street Institutional U.S. Government Money Market Fund – Class G Shares 2.01%	57,650,447	57,650,447	(b,c	)
Total Short-Term Investments (Cost $115,772,174)		115,772,174
Total Investments (Cost $1,670,747,466)		2,938,069,574
Other Assets and Liabilities, net – 0.0% *		680,719

NET ASSETS – 100.0%		$2,938,750,293

Elfun Trusts

Schedule of Investments	September 30, 2018 (Unaudited)

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018.

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$2,822,297,400	$—	$—	$2,822,297,400
	Short-Term Investments	115,772,174	—	—	115,772,174

	Total Investments in Securities	$2,938,069,574	$—	$—	$2,938,069,574

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional Treasury Money Market Fund—Premier Class	—	$—	$112,545,742	$54,424,015	$—	$—	58,121,727	$58,121,727	$553,031
State Street Institutional U.S. Government Money Market Fund, Class G Shares	78,219,855	78,219,855	152,024,869	172,594,277	—	—	57,650,447	57,650,447	682,426

TOTAL		$78,219,855	$264,570,611	$227,018,292	$—	$—		$115,772,174	$1,235,457

Notes to Schedule of Investments

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the Period ended September 30, 2018.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Trusts	$1,670,109,881	$1,300,577,263	$(32,617,570)	$1,267,959,693

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date: November 26, 2018